ICON Risk-Managed Balanced Fund

Supplement dated March 17, 2014 to the Prospectus and Statement of Additional

Information dated January 22, 2014

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of the ICON Risk-Managed Balanced Fund (the “Fund”) dated January 22, 2014.

On page 41 of the Prospectus, under the heading “Portfolio Managers” delete the paragraph and insert the following:

Portfolio Managers: Zach Jonson and Donovan J. (Jerry) Paul are the Co-Portfolio Managers of the Fund. Mr. Jonson has managed the Fund since January 2013 and Mr. Paul became Co-Portfolio Manager in March 2014.

On page 50 of the Prospectus, under the heading “Portfolio Managers” under the ICON Risk-Managed Balanced Fund delete “Robert Straus – Since October 2002” and replace with “Jerry Paul – Since March 2014” under the respective columns – Portfolio Manager and Tenure.

On page 51 of the Prospectus, delete the paragraph detailing the biography of Robert Straus.

On page 1 of the Statement of Additional Information directly under the date “January 22, 2014” insert “As Supplemented and Revised March 17, 2014.”

On page 42 of the Statement of Additional Information, under the heading “Portfolio Manager Accounts and Other Information” under in the table showing “Other Accounts Managed” delete “Robert Straus” and replace with “Jerry Paul” and, in the columns corresponding to Mr. Paul, insert “None” in the column titled “other Registered Investment Companies (“RICS”) and assets,” insert “None” under the column titled “Other Pooled Investment Vehicles (“PIVs”) and assets,” and insert “None” under the column titled “other Accounts and assets.”

On page 44 of the Statement of Additional Information, in the table showing the dollar range of securities beneficially owned in Funds managed by the Portfolio Manager, delete “Robert Straus” and replace with “Jerry Paul” and, in the columns corresponding to Mr. Paul, insert “B” in the column titled “Dollar Range of Equity Securities in the Funds Managed by the Portfolio Manager” and “B” in the column titled “Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the ICON Fund Family.”